Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Short-term Debt [Line Items]
Total	¥ 16,543,222	¥ 14,187,760
Less unamortized discount	85	37
Other short-term borrowings—net	¥ 16,543,137	¥ 14,187,723
Weighted average interest rate on outstanding balance at end of fiscal year	0.09%	0.06%
Domestic offices:
Short-term Debt [Line Items]
Total	¥ 12,602,225	¥ 10,712,939
Domestic offices: | Commercial paper
Short-term Debt [Line Items]
Total	1,491,509	1,207,610
Domestic offices: | Borrowings from the Bank of Japan
Short-term Debt [Line Items]
Total	10,231,483	9,238,209
Domestic offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	68,384	141,060
Domestic offices: | Other
Short-term Debt [Line Items]
Total	810,849	126,060
Foreign offices:
Short-term Debt [Line Items]
Total	3,940,997	3,474,821
Other short-term borrowings—net		3,940,997	¥ 3,474,821
Foreign offices: | Commercial paper
Short-term Debt [Line Items]
Total	3,776,737	3,281,866
Foreign offices: | Borrowings from other financial institutions
Short-term Debt [Line Items]
Total	82,914	113,874
Foreign offices: | Short-term debentures
Short-term Debt [Line Items]
Total	22,059	7,775
Foreign offices: | Other
Short-term Debt [Line Items]
Total	¥ 59,287	¥ 71,306